Asset Retirement Obligation - Information Related to Asset Retirement Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation Disclosure [Abstract]
Beginning Balance	$ 204,327	$ 200,831
Additions to asset retirement obligations	1,680	1,238
Accretion expense	4,845	5,262
Liabilities settled	(4,618)	(3,004)
Ending Balance	$ 206,234	$ 204,327